Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1) ($)	COMPENSATION ACTUALLY PAID TO PEO(2) ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs(3) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs(4) ($)	TOTAL SHAREHOLDER RETURN(5) ($)	PEER GROUP TOTAL SHAREHOLDER RETURN(5) ($)	NET INCOME (IN MILLIONS)(6) ($)	ADJUSTED EBITDA (IN MILLIONS)(7) ($)

2023	10,558,129	24,863,240	2,034,908	4,042,881	308.75	168.04	556.8	1,058.5
2022	10,357,375	30,079,550	2,014,941	4,755,789	242.30	138.26	672.9	1,190.9
2021	8,638,157	26,515,786	1,929,664	3,839,836	171.82	202.49	396.9	828.0
2020	8,240,299	15,114,368	1,837,547	2,664,564	112.06	141.63	386.1	722.8

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Compensation for our PEO, R. Andrew Clyde, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Reflects the average total compensation for non-PEO NEOs as calculated in the SCT for each of the years shown. Our non-PEO NEOs included in the table above includes the following named executive officers: (i) in 2023 Mindy K. West, Renee M. Bacon, Robert J. Chumley and Chris A. Click, (ii) in 2022 Mindy K. West, Renee M. Bacon, Robert J. Chumley and Blake H. Segal and (iii) in 2021, Mindy K. West, Terry P. Hatten, Renee M. Bacon, Robert J. Chumley, and John A. Moore and (iv) in 2020, Mindy K. West, Renee M. Bacon, Robert J. Chumley and John A. Moore.
PEO Total Compensation Amount	$ 10,558,129	$ 10,357,375	$ 8,638,157	$ 8,240,299
PEO Actually Paid Compensation Amount	$ 24,863,240	30,079,550	26,515,786	15,114,368
Adjustment To PEO Compensation, Footnote
(2)The dollar amounts shown in this column reflect “compensation actually paid” for the PEO calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to the individual during the applicable years. The adjustments made to Mr. Clyde’s total compensation for each year to determine CAP are shown in tables below. For information regarding the decisions made by our Executive Compensation Committee in regards to the Mr. Clyde’s compensation for fiscal year 2023, see the Compensation Discussion and Analysis section beginning on page 25.
PEO – Reconciliation of SCT Total to CAP Total(a)

YEAR	SCT TOTAL ($)	MINUS: GRANT DATE FAIR VALUE OF AWARDS GRANTED DURING YEAR(b) ($)	PLUS: FAIR VALUE OF EQUITY CALCULATED USING SEC METHODOLOGY(c) ($)	MINUS: CHANGE IN ACTUARIAL VALUE OF PENSION BENEFITS DURING YEAR ($)	CAP TOTAL ($)

2023	10,558,129	6,460,124	20,765,235	—	24,863,240
2022	10,357,375	5,869,983	25,592,158	—	30,079,550
2021	8,638,157	5,060,085	22,937,714	—	26,515,786
2020	8,240,299	4,366,338	11,240,407	—	15,114,368

(a)As shown in these tables, the CAP totals represent the SCT totals for the applicable year, but adjusted as required by SEC rules to (1) include the fair value of current and prior year annual equity awards that are outstanding, vested or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year, and (2) exclude any positive aggregate change in the actuarial present value of all defined benefit pension plan benefits for the applicable year. We note the SEC rules also require CAP to include any actuarially determined service cost or prior service cost under pension plans for services rendered by the executive during the applicable year. However, our PEO has never participated in any pension plans while with the Company.
(b)Represents the total of the amounts reported in Stock Awards and Option Awards columns of the SCT for the applicable year.
(c)The fair value of equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the SCT on page 41, which requires us to show the grant date value of annual equity awards granted during the applicable year, the CAP table requires us to calculate equity fair value as follows:
•for awards granted during the applicable year (and which are still outstanding and unvested), the year-end fair value; plus
•for awards granted during prior years that were still outstanding and unvested as of the applicable year-end, the change in fair value as of the applicable year-end compared against the prior year-end; plus
•for awards granted in prior years that vested during the applicable year, the change in fair value as of the vesting date compared against the prior year-end; plus
•for any awards granted in the applicable year that vested during the applicable year, the fair value as of the vesting date; plus
•the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year; minus
•for awards granted in prior years that were forfeited during the applicable year, the fair value as of the prior year-end.
PEO – CAP Fair Value of Equity Calculation

YEAR	YE FAIR VALUE OF CURRENT YEAR AWARDS UNVESTED AS OF YE ($)	PLUS: CHANGE IN FAIR VALUE AS OF YE FOR PRIOR YEAR AWARDS UNVESTED AS OF YE ($)	PLUS: CHANGE IN FAIR VALUE AS OF VESTING DATE FOR PRIOR YEAR AWARDS THAT VESTED DURING THE YEAR ($)	PLUS: FAIR VALUE AS OF VESTING DATE FOR CURRENT YEAR AWARDS THAT VESTED DURING THE YEAR ($)	PLUS: DIVIDEND EQUIVALENTS PAID DURING THE YEAR NOT OTHERWISE INCLUDED IN TOTAL COMPENSATION ($)	MINUS: FAIR VALUE AS OF PRIOR YE FOR PRIOR YEAR AWARDS FORFEITED DURING THE YEAR ($)	VALUE OF EQUITY FOR CAP PURPOSES ($)

2023	12,282,968	9,574,342	(1,264,654)	—	172,579	—	20,765,235
2022	13,688,240	13,509,920	(1,701,122)	—	95,120	—	25,592,158
2021	11,894,697	11,368,046	(333,974)	—	8,945	—	22,937,714
2020	6,923,704	3,916,631	400,072	—	—	—	11,240,407

Non-PEO NEO Average Total Compensation Amount	$ 2,034,908	2,014,941	1,929,664	1,837,547
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,042,881	4,755,789	3,839,836	2,664,564
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts shown in this column reflect average “compensation actually paid” for the non-PEO NEOs calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to the individual during the applicable years. The adjustments made to the non-PEO NEOs total compensation for each year to determine CAP are shown in tables below. For information regarding the decisions made by our Executive Compensation Committee in regards to the non-PEO NEOs compensation for fiscal year 2023, see the Compensation Discussion and Analysis section beginning on page 25.
Non-PEO NEOs (Average) – Reconciliation of SCT Total to CAP Total(a)

YEAR	SCT TOTAL ($)	MINUS: GRANT DATE FAIR VALUE OF AWARDS GRANTED DURING YEAR(b) ($)	PLUS: FAIR VALUE OF EQUITY CALCULATED USING SEC METHODOLOGY(c) ($)	MINUS: CHANGE IN ACTUARIAL VALUE OF PENSION BENEFITS DURING YEAR ($)	CAP TOTAL ($)

2023	2,034,908	829,120	2,853,777	16,684	4,042,881
2022	2,014,941	746,020	3,486,868	—	4,755,789
2021	1,929,664	684,245	2,595,545	1,128	3,839,836
2020	1,837,547	663,051	1,562,894	72,826	2,664,564

(a)The CAP total figures were calculated using the same methodology described above in footnote (a) to the PEO “Reconciliation of SCT Total to CAP Total” tables shown above. The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the SCT; the amounts shown reflect the annual change in accumulated benefits for the applicable non-PEO NEOs’ accounts in the Murphy Oil Supplemental Executive Retirement Plan (“Murphy Oil SERP”), liability for which was assumed by Murphy USA in connection with the Spin-Off. However, given that the Murphy Oil SERP has been frozen, there is no applicable service cost or prior service cost to report under the plan.
(b)Represents the average total of the amounts reported in the Stock Awards and Option Awards columns of the SCT for these NEOs for the applicable year.
(c)The fair value of equity component of the CAP calculation was determined using the same methodology described above in footnote (c) to the PEO “Reconciliation of SCT Total to CAP Total” table shown above, using averages for the included non-PEO NEOs. The specific calculations for the included non-PEO NEOs for the relevant years are shown in the table below.
Non-PEO NEOs (Average) – CAP Fair Value of Equity Calculation

YEAR	YE FAIR VALUE OF CURRENT YEAR AWARDS UNVESTED AS OF YE ($)	PLUS: CHANGE IN FAIR VALUE AS OF YE FOR PRIOR YEAR AWARDS UNVESTED AS OF YE ($)	PLUS: CHANGE IN FAIR VALUE AS OF VESTING DATE FOR PRIOR YEAR AWARDS THAT VESTED DURING THE YEAR ($)	PLUS: FAIR VALUE AS OF VESTING DATE FOR CURRENT YEAR AWARDS THAT VESTED DURING THE YEAR ($)	PLUS: DIVIDEND EQUIVALENTS PAID DURING THE YEAR NOT OTHERWISE INCLUDED IN TOTAL COMPENSATION ($)	MINUS: FAIR VALUE AS OF PRIOR YE FOR PRIOR YEAR AWARDS FORFEITED DURING THE YEAR ($)	VALUE OF EQUITY FOR CAP PURPOSES ($)

2023	1,576,396	1,290,150	(51,915)	—	39,146	—	2,853,777
2022	1,740,793	1,951,451	(217,606)	—	12,230	—	3,486,868
2021	1,389,396	1,583,283	(48,393)	—	1,346	330,087	2,595,545
2020	1,051,474	665,982	(154,562)	—	—	—	1,562,894

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	*Please refer to the reconciliation in Appendix A.
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measure

Adjusted EBITDA
Relative TSR
Return on Average Capital Employed
Fuel Volume
Fuel Margin Contribution
Merchandise Margin Contribution
Coverage Ratio

Total Shareholder Return Amount	$ 308.75	242.30	171.82	112.06
Peer Group Total Shareholder Return Amount	168.04	138.26	202.49	141.63
Net Income (Loss)	$ 556,800,000	$ 672,900,000	$ 396,900,000	$ 386,100,000
Company Selected Measure Amount	1,058,500,000	1,190,900,000	828,000,000.0	722,800,000
PEO Name	R. Andrew Clyde
Additional 402(v) Disclosure
Pay Versus Performance
The following table sets forth the compensation for our Principal Executive Officer (“PEO” or “CEO”) and the average compensation for our four other NEOs (non-PEO NEOs), both as reported in the Summary Compensation Table (“SCT”) and with certain adjustments to reflect the “compensation actually paid” (“CAP”) to such individuals, as defined under SEC rules, for of the years ended December 31, 2023, 2022, 2021 and 2020. The table also provides information on our cumulative total stockholder return (“TSR”), the cumulative TSR of our peer group, Net Income and our Company Selected Measure, Adjusted EBITDA, over these years in accordance with SEC rules.
Murphy USA’s compensation program is focused on aligning pay with performance. Adjusted EBITDA, which encompasses all the moving parts of our business, serves as the largest component of the AIP, and half of our PSU program, and is a driving factor in ROACE. For detail on our executive compensation programs, see the Compensation Discussion and Analysis section beginning on page 25.
CAP, like compensation disclosed in the Summary Compensation Table, does not necessarily reflect the target value of compensation as approved by our Executive Compensation Committee or value of compensation realized by our executives based on Company and individual performance. Our Executive Compensation Committee has not used CAP as a basis for making compensation decisions. In addition, a significant portion of the CAP amounts shown relate to changes in values of unvested awards since they were awarded due to changes in our stock price. These unvested awards remain subject to significant risk from forfeiture conditions and possible future changes in value based on changes in our stock price. As described in detail in the Compensation Discussion and Analysis, our PSUs are subject to multi-year performance conditions tied to two performance metrics and all of our annual equity awards are subject to time vesting conditions. The ultimate values actually realized by our NEOs from unvested annual equity awards, if any, will not be determined until the awards fully vest. Please refer to the Compensation Discussion and Analysis for a discussion of our executive compensation program objectives and the ways in which we align executive compensation with performance.Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019, the last trading day before the earliest fiscal year reported in this table. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 500 Retail Select Industry Index calculated in accordance with Item 201(e) of Regulation S-K. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 30. Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.
The following table sets forth an unranked list of the financial performance measures that we view as the “most important” measures used to determine our PEO’s and non-PEO NEOs’ Compensation Actually Paid. For additional information illustrating the link between pay and performance at Murphy USA, please see the Compensation Discussion and Analysis beginning on page 25.
	The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our non-PEO NEOs, with (i) our TSR, (ii) our Net Income, and (iii) Adjusted EBITDA, which is our Company Selected Measure, for the fiscal years ended December 31, 2023, 2022, 2021 and 2020. In addition, the graphs below compare our TSR with our Peer Group TSR. Our performance has positively impacted our share price and as a result, compensation actually paid amounts for the PEO and non-PEO NEOs were higher in 2021 and 2022 as equity incentives, which comprise the largest portion of compensation for our executives, increase in value with the corresponding increase in the underlying stock price. For additional information illustrating how we link pay and performance at Murphy USA, please see the Compensation Discussion and Analysis beginning on page 25.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is computed by adding net income (loss) plus net interest expense, plus income tax expense, depreciation and amortization, and Adjusted EBITDA adds back (i) other non-cash items (e.g., impairment of properties and accretion of asset retirement obligations) and (ii) other items that management does not consider to be meaningful in assessing our operating performance (e.g., (income/loss) from discontinued operations, net settlement proceeds, (gain) loss on sale of assets, transaction and integration costs related to acquisitions and other non-operating (income) expense). Please refer to the reconciliation in Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	elative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	eturn on Average Capital Employed
Measure:: 4
Pay vs Performance Disclosure
Name	Fuel Volume
Measure:: 5
Pay vs Performance Disclosure
Name	Fuel Margin Contribution
Measure:: 6
Pay vs Performance Disclosure
Name	Merchandise Margin Contribution
Measure:: 7
Pay vs Performance Disclosure
Name	Coverage Ratio
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,460,124)	$ (5,869,983)	$ (5,060,085)	$ (4,366,338)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,765,235	25,592,158	22,937,714	11,240,407
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	12,282,968	13,688,240	11,894,697	6,923,704
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	9,574,342	13,509,920	11,368,046	3,916,631
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(1,264,654)	(1,701,122)	(333,974)	400,072
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	172,579	95,120	8,945	0
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(829,120)	(746,020)	(684,245)	(663,051)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,853,777	3,486,868	2,595,545	1,562,894
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,684)	0	(1,128)	(72,826)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,576,396	1,740,793	1,389,396	1,051,474
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,290,150	1,951,451	1,583,283	665,982
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(51,915)	(217,606)	(48,393)	(154,562)
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	39,146	12,230	1,346	0
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ (330,087)	$ 0